Related parties	12 Months Ended
Dec. 31, 2021
Related parties [Abstract]
Related parties
Note 13 - Related parties

Related party transactions relate to the Company’s subsidiaries, associated company, employees and members of the board of directors.

Transactions between the Company and its subsidiaries have been eliminated on consolidation and are not disclosed in this note.

Subsequent to DHT’s acquisition of the shares in Samco, the Company owns 50% of Goodwood. As of December 31, 2021, Goodwood is the technical manager for 24 of the Company’s vessels. In 2021, total technical management fees paid to Goodwood were $3,459 thousand. In 2020, total technical management fees paid to Goodwood were $3,310 thousand. In 2019, total technical management fees paid to Goodwood were $3,300 thousand.

Further, DHT has guarantees for certain of its subsidiaries. This mainly relates to the Company’s secured credit facilities, all of which are entered into by special-purpose wholly owned vessel-owning subsidiaries as borrowers and guaranteed by DHT Holdings.